Income Taxes (Details) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Applicable tax rate	21.00%
Operating loss carryforwards (in Dollars)		$ 71
Offset taxable income	20 years
Percentage valuation allowance	100.00%
Net operating loss carry forwards (in Dollars)		$ 71
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit amount (in Dollars)	$ 2.0
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	8.25%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	7.50%
Unincorporated Businesses [Member]
Income Taxes [Line Items]
Assessable profit amount (in Dollars)	$ 2.0
Assessable profits rate	15.00%
Corporations [Member]
Income Taxes [Line Items]
Assessable profits rate	16.50%
Hong Kong [Member] | China [Member]
Income Taxes [Line Items]
Assessable profits rate	8.25%